MASSMUTUAL SELECT FUNDS
MM S&P 500® Index Fund
(the “Fund”)
Supplement dated June 7, 2019 to the
Prospectus dated February 1, 2019 and the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces similar information for the MM S&P 500® Index Fund found under the heading Portfolio Turnover in the section titled Fees and Expenses of the Fund (page 35 of the Prospectus):
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3%* of the average value of its portfolio.
*Portfolio turnover excludes securities received from subscriptions in-kind. Amount would be 12% including securities received from subscriptions in-kind.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-19-06
SP500-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price International Equity Fund
(the “Fund”)
Supplement dated June 7, 2019 to the
Prospectus dated February 1, 2019 and the
Summary Prospectus dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective July 1, 2019, the information related to Sebastien Mallet for the Fund found under the heading Portfolio Managers in the section titled Management (page 107 of the Prospectus) is hereby removed.
Effective July 1, 2019, the following information supplements the information for the Fund found under the heading Portfolio Managers in the section titled Management (page 107 of the Prospectus):
Colin McQueen is a Vice President and Portfolio Manager at T. Rowe Price International. He has managed the Fund since July 2019.
Effective July 1, 2019, the information related to Sebastien Mallet under T. Rowe Price Associates, Inc. (“T. Rowe Price”) found on page 138 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
Effective July 1, 2019, the following information supplements the information under T. Rowe Price related to the Fund found on pages 137 to 138 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Colin McQueen
is a portfolio manager of the Select T. Rowe Price International Equity Fund. Mr. McQueen is a Vice President and Portfolio Manager for T. Rowe Price International. He joined T. Rowe Price International in 2019 and his investment experience dates from 1990. Prior to joining T. Rowe Price International, Mr. McQueen served as Head of the Global Value team at Sanlam Investments (Pty) Ltd (formerly Sanlam FOUR Investments UK Limited), where he also had portfolio management responsibilities for two global value funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-19-05
TRIE-19-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price International Equity Fund
(the “Fund”)
Supplement dated June 7, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
   Effective July 1, 2019, the following information replaces similar information under T. Rowe Price Associates, Inc. (“T. Rowe Price”) found on page B-329 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price International Equity Fund are Raymond A. Mills, Richard N. Clattenburg, Colin McQueen, and Gonzalo Pangaro.
   Effective July 1, 2019, the information related to Sebastien Mallet found on page B-329 under T. Rowe Price under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information is hereby removed.
   Effective July 1, 2019, the following information supplements the information under T. Rowe Price found on page B-329 in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Colin McQueen
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
*
The information provided is as of May 31, 2019.

**
Does not include the MM Select T. Rowe Price International Equity Fund.

Ownership of Securities:
   As of May 31, 2019, Mr. McQueen did not own any shares of the MM Select T. Rowe Price International Equity Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-19-04